Income Taxes (Details) - Schedule of effective tax rate	5 Months Ended
Dec. 31, 2020
Schedule of effective tax rate [Abstract]
Tax benefit at statutory federal income tax rate	(21.00%)
Permanent book/tax difference	20.30%
Valuation allowance	0.70%
Income tax provision (benefit)	0.00%